Quarterly Holdings Report
for

Fidelity® China Region Fund

January 31, 2020

HKC-QTLY-0320
1.813032.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
COMMUNICATION SERVICES - 15.5%
Diversified Telecommunication Services - 0.6%
China Unicom Ltd.	9,470,000	$7,900,062
Entertainment - 1.9%
DouYu International Holdings Ltd. ADR (a)	2,148,600	17,382,174
iQIYI, Inc. ADR (b)	333,544	7,418,019
		24,800,193
Interactive Media & Services - 13.0%
Momo, Inc. ADR	396,700	12,139,020
Tencent Holdings Ltd.	3,101,100	147,892,098
Wise Talent Information Technology Co. Ltd. (b)	3,361,400	7,366,636
		167,397,754

TOTAL COMMUNICATION SERVICES		200,098,009

CONSUMER DISCRETIONARY - 27.7%
Automobiles - 1.4%
Brilliance China Automotive Holdings Ltd.	7,490,000	6,638,473
Great Wall Motor Co. Ltd. (H Shares) (a)	10,223,000	6,754,967
Guangzhou Automobile Group Co. Ltd. (H Shares)	4,246,000	4,255,549
		17,648,989
Diversified Consumer Services - 2.3%
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	183,700	22,328,735
TAL Education Group ADR (b)	163,300	8,148,670
		30,477,405
Hotels, Restaurants & Leisure - 2.9%
Galaxy Entertainment Group Ltd.	935,000	6,119,185
SJM Holdings Ltd.	14,659,000	16,343,276
Summit Ascent Holdings Ltd. (b)	58,410,000	7,069,773
Xiabu Xiabu Catering Co. Ltd. (c)	450,000	478,428
Yum China Holdings, Inc.	168,900	7,274,523
		37,285,185
Household Durables - 2.8%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,605,610	14,322,444
Haier Electronics Group Co. Ltd.	7,233,000	21,725,911
		36,048,355
Internet & Direct Marketing Retail - 16.9%
Alibaba Group Holding Ltd. sponsored ADR (b)	754,800	155,934,132
Baozun, Inc. sponsored ADR (a)(b)	279,500	8,415,745
Ctrip.com International Ltd. ADR (b)	218,100	7,007,553
Farfetch Ltd. Class A (a)(b)	441,000	5,380,200
Meituan Dianping Class B (b)	1,316,188	16,662,724
momo.com, Inc.	238,000	2,376,348
Pinduoduo, Inc. ADR (b)	516,105	18,177,218
Secoo Holding Ltd. ADR (b)	695,867	4,425,714
		218,379,634
Textiles, Apparel & Luxury Goods - 1.4%
ECLAT Textile Co. Ltd.	800,000	10,147,100
XTEP International Holdings Ltd.	17,880,500	8,094,878
		18,241,978

TOTAL CONSUMER DISCRETIONARY		358,081,546

CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Kweichow Moutai Co. Ltd. (A Shares)	94,445	13,871,357
Food Products - 0.5%
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	1,826,163	6,084,218
Household Products - 0.7%
C&S Paper Co. Ltd. (A Shares)	5,094,152	9,339,701

TOTAL CONSUMER STAPLES		29,295,276

ENERGY - 1.1%
Energy Equipment & Services - 1.0%
China Oilfield Services Ltd. (H Shares)	8,870,000	12,870,185
Oil, Gas & Consumable Fuels - 0.1%
PetroChina Co. Ltd. (H Shares)	3,532,000	1,557,408

TOTAL ENERGY		14,427,593

FINANCIALS - 16.4%
Banks - 6.4%
China Construction Bank Corp. (H Shares)	55,877,000	42,328,864
Dah Sing Banking Group Ltd.	3,656,800	4,656,789
Dah Sing Financial Holdings Ltd.	1,404,800	5,050,480
E.SUN Financial Holdings Co. Ltd.	8,474,671	7,785,964
Industrial & Commercial Bank of China Ltd. (H Shares)	34,995,000	23,228,751
		83,050,848
Capital Markets - 1.5%
Hong Kong Exchanges and Clearing Ltd.	294,500	9,676,514
Huatai Securities Co. Ltd. (H Shares) (c)	1,885,600	2,959,587
Yantai China Pet Foods Co. Ltd. ELS (UBS AG London Bank Warrant Program) Class A warrants 4/27/20 (b)(c)	1,870,613	6,330,206
		18,966,307
Consumer Finance - 0.7%
360 Finance, Inc. ADR (b)	201,500	1,839,695
LexinFintech Holdings Ltd. ADR (b)	486,300	6,467,790
PPDAI Group, Inc. ADR	412,694	833,642
		9,141,127
Insurance - 7.8%
AIA Group Ltd.	5,562,400	55,117,535
China Life Insurance Co. Ltd. (b)	13,401,000	10,821,635
China Life Insurance Co. Ltd. (H Shares)	6,493,000	15,505,509
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,333,000	4,446,236
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,302,000	14,722,834
		100,613,749

TOTAL FINANCIALS		211,772,031

HEALTH CARE - 6.0%
Biotechnology - 2.0%
CStone Pharmaceuticals Co. Ltd. (b)(c)	1,172,000	1,608,274
Innovent Biolgics, Inc. (b)(c)	1,487,000	5,703,785
Jinyu Bio-Technology Co. Ltd. (A Shares)	6,147,528	17,531,116
Zai Lab Ltd. ADR (b)	30,200	1,539,898
		26,383,073
Health Care Equipment & Supplies - 0.4%
Shanghai Kindly Medical Instruments Co. Ltd. (H Shares)	145,800	655,510
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	167,315	4,409,107
Venus MedTech Hangzhou, Inc. (H Shares) (b)(c)	53,000	273,238
		5,337,855
Life Sciences Tools & Services - 0.2%
Pharmaron Beijing Co. Ltd. (H Shares) (b)(c)	385,200	2,432,881
Pharmaceuticals - 3.4%
Hansoh Pharmaceutical Group Co. Ltd. (c)	4,408,000	15,605,851
Hutchison China Meditech Ltd. sponsored ADR (b)	276,600	6,790,530
Sino Biopharmaceutical Ltd.	2,700,000	3,565,555
Yunnan Baiyao Group Co. Ltd. (A Shares)	1,439,061	17,711,988
		43,673,924

TOTAL HEALTH CARE		77,827,733

INDUSTRIALS - 5.2%
Industrial Conglomerates - 0.7%
Far Eastern Textile Ltd.	9,211,000	8,492,093
Machinery - 2.3%
Anhui Heli Co. Ltd. ELS (UBS AG London Branch Bank Warrant Program) Class A warrants 1/21/22 (b)(c)	710,456	970,642
HIWIN Technologies Corp.	1,282,350	12,689,587
Impro Precision Industries Ltd. (c)	7,624,000	2,841,594
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,626,309	6,719,869
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,269,642	6,667,664
		29,889,356
Marine - 0.4%
Pacific Basin Shipping Ltd.	28,971,000	5,196,414
Professional Services - 1.1%
51job, Inc. sponsored ADR (b)	95,200	6,868,680
Centre Testing International Group Co. Ltd. (A Shares)	1,601,300	3,696,349
Guangzhou GRG Metrology & Test Co. Ltd. ELS (UBS AG London Branch Bank Warrant Program) Class A warrants 1/13/21 (b)(c)	742,700	3,723,662
		14,288,691
Transportation Infrastructure - 0.7%
Shanghai International Airport Co. Ltd. (A Shares)	927,800	9,044,819

TOTAL INDUSTRIALS		66,911,373

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 0.8%
Ericsson (B Shares) sponsored ADR (a)	1,287,500	10,119,750
Electronic Equipment & Components - 3.0%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,061,289	5,678,586
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,208,000	22,194,904
II-VI, Inc. (a)(b)	325,400	10,949,710
		38,823,200
Semiconductors & Semiconductor Equipment - 10.1%
ASM Pacific Technology Ltd.	301,700	4,065,336
Himax Technologies, Inc. sponsored ADR (a)(b)	184,307	737,228
Micron Technology, Inc. (b)	269,200	14,291,828
NXP Semiconductors NV	140,070	17,769,280
Semiconductor Manufacturing International Corp. (b)	5,627,000	10,274,553
SK Hynix, Inc.	124,980	9,476,242
Taiwan Semiconductor Manufacturing Co. Ltd.	7,267,000	74,541,299
		131,155,766
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co. Ltd.	310,370	14,330,422

TOTAL INFORMATION TECHNOLOGY		194,429,138

MATERIALS - 2.3%
Chemicals - 0.7%
LG Chemical Ltd.	35,168	9,772,170
Construction Materials - 0.7%
West China Cement Ltd.	57,872,000	9,299,103
Metals & Mining - 0.9%
Zijin Mining Group Co. Ltd. (H Shares)	25,466,000	11,174,573

TOTAL MATERIALS		30,245,846

REAL ESTATE - 5.4%
Real Estate Management & Development - 5.4%
China Jinmao Holdings Group Ltd.	12,476,000	8,340,483
China Overseas Land and Investment Ltd.	5,422,000	17,428,635
Hongkong Land Holdings Ltd.	1,082,000	5,743,209
Longfor Properties Co. Ltd. (c)	3,386,000	14,289,437
Shimao Property Holdings Ltd.	750,000	2,420,248
Sino Land Ltd.	7,383,630	10,062,687
Sun Hung Kai Properties Ltd.	827,000	11,520,409
		69,805,108
TOTAL COMMON STOCKS
(Cost $955,024,220)		1,252,893,653

Nonconvertible Preferred Stocks - 1.5%
INFORMATION TECHNOLOGY - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co. Ltd.
(Cost $15,972,895)	486,190	18,939,520

Money Market Funds - 3.9%
Fidelity Cash Central Fund 1.58% (d)	13,239,293	13,241,941
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	36,581,536	36,585,194
TOTAL MONEY MARKET FUNDS
(Cost $49,827,135)		49,827,135
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $1,020,824,250)		1,321,660,308
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(29,244,536)
NET ASSETS - 100%		$1,292,415,772

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,217,585 or 4.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,741
Fidelity Securities Lending Cash Central Fund	272,711
Total	$336,452

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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